MOBIQUITHINGS SAS Schedule of Cash and Contingent Consideration (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 02, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration			$ 0	$ 9,471	$ 0
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash consideration	€ 13,506	$ 15,216
Contingent Consideration	470					$ 529
Business Combination, Consideration Transferred	€ 13,976	$ 15,745